Performance Management - TOPS Managed Risk Flex ETF Portfolio	Apr. 20, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception.
Bar Chart [Heading]	Annual Total Return For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	7.60%
Worst Quarter:	1st Quarter 2020	(10.10)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.60%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception of the Portfolio(1)
Return Before Taxes	9.13%	3.90%	4.81%	4.14%
S&P 500® Total Return Index	17.88%	14.42%	14.82%	14.36%
(1)	Inception date of the Portfolio is August 27, 2013.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflect any deduction for fees, management expenses or taxes
Performance Table Closing [Text Block]

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

Performance Availability Phone [Text]	1-855-572-5945